Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Mar. 20, 2015
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER GOIXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table" and "Example" and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.13%[1]
Total Annual Fund Operating Expenses	0.33%
Fee Waivers and/or Expense Reimbursements[2]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. Commencing June 1, 2015, the Fund will incur or charge up to 0.05% of such Fees for the IS class of the Fund. The IS class of the Fund will not incur or charge such Fees to exceed 0.05% until such time as approved by the Fund's Board of Trustees (the "Trustees").

2The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

SERVICE SHARES (TICKER GOSXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table'' and "Example'' and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Service Shares (SS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.38%[1]
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[2]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%

1The Fund may pay recordkeeping fees to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. Commencing June 1, 2015, the Fund will pay recordkeeping fees of up to 0.05% for the SS class of the Fund.

2The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

TRUST SHARES (TICKER GORXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table" and "Example" and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Trust Shares (TR) of the Fund.

Shareholder Fees (fees paid directly from your investment)	TR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.38%[1]
Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[2]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%

1The Fund may pay recordkeeping fees to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. Commencing June 1, 2015, the Fund will pay recordkeeping fees of up to 0.05% for the TR class of the Fund.

2The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's TR class (after the voluntary waivers and/or reimbursements) will not exceed 0.70% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$85
3 Years	$265
5 Years	$460
10 Years	$1,025

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

PREMIER SHARES (TICKER GOFXX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 6, 2015

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table'' and "Example'' and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares (PRM) of the Fund.

Shareholder Fees (fees paid directly from your investment)	PRM
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses[1]	0.08%[2]
Total Annual Fund Operating Expenses	0.28%
Fee Waivers and/or Expense Reimbursements[3]	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1Because the Fund's PRM class is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

2The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its PRM class of up to a maximum of 0.25%. No such fees are currently incurred or charged by the PRM class of the Fund. The PRM class of the Fund will not incur or charge such Fees until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's PRM class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. Commencing June 1, 2015, the Adviser and its affiliates on their own initiative have agreed to further waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's PRM class (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the "Lower Fee Limit") up to but not including the later of (the "Termination Date"): (a) June 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit or Lower Fee Limit ( as applicable) increased prior to the Termination Date (as applicable) with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

Institutional Shares Class | Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER GOIXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table" and "Example" and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.13%[1]
Total Annual Fund Operating Expenses	0.33%
Fee Waivers and/or Expense Reimbursements[2]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. Commencing June 1, 2015, the Fund will incur or charge up to 0.05% of such Fees for the IS class of the Fund. The IS class of the Fund will not incur or charge such Fees to exceed 0.05% until such time as approved by the Fund's Board of Trustees (the "Trustees").

2The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

Service Shares Class | Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

SERVICE SHARES (TICKER GOSXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table'' and "Example'' and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Service Shares (SS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.38%[1]
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[2]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%

1The Fund may pay recordkeeping fees to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. Commencing June 1, 2015, the Fund will pay recordkeeping fees of up to 0.05% for the SS class of the Fund.

2The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

Trust Shares Class | Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

TRUST SHARES (TICKER GORXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table" and "Example" and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Trust Shares (TR) of the Fund.

Shareholder Fees (fees paid directly from your investment)	TR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.38%[1]
Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[2]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%

1The Fund may pay recordkeeping fees to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. Commencing June 1, 2015, the Fund will pay recordkeeping fees of up to 0.05% for the TR class of the Fund.

2The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's TR class (after the voluntary waivers and/or reimbursements) will not exceed 0.70% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$85
3 Years	$265
5 Years	$460
10 Years	$1,025

Premier Shares Class | Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

PREMIER SHARES (TICKER GOFXX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 6, 2015

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table'' and "Example'' and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares (PRM) of the Fund.

Shareholder Fees (fees paid directly from your investment)	PRM
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses[1]	0.08%[2]
Total Annual Fund Operating Expenses	0.28%
Fee Waivers and/or Expense Reimbursements[3]	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1Because the Fund's PRM class is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

2The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its PRM class of up to a maximum of 0.25%. No such fees are currently incurred or charged by the PRM class of the Fund. The PRM class of the Fund will not incur or charge such Fees until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's PRM class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. Commencing June 1, 2015, the Adviser and its affiliates on their own initiative have agreed to further waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's PRM class (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the "Lower Fee Limit") up to but not including the later of (the "Termination Date"): (a) June 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit or Lower Fee Limit ( as applicable) increased prior to the Termination Date (as applicable) with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356